Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 38,200,000
Impairment charge	8,080,000.00
Contract liabilities	47,720,000	$ 6,440,000
Digital assets	129,940,000	43,978,000
Opening balance of retained earnings		6,440,000
CECL [Member]
Summary of Significant Accounting Policies [Line Items]
Allowances for CECL	$ 320,000	$ 320,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 37,130,000
US [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	470,000
UAE [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 580,000